Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (35.0%)
U.S. Government Securities (34.4%)
	United States Treasury Note/Bond	0.125%	7/31/23	160,900	156,651
[1]	United States Treasury Note/Bond	0.500%	11/30/23	206,000	198,178
	United States Treasury Note/Bond	0.750%	12/31/23	127,000	122,099
	United States Treasury Note/Bond	2.500%	5/31/24	60,660	58,831
	United States Treasury Note/Bond	3.000%	7/31/24	88,972	86,762
[2]	United States Treasury Note/Bond	3.250%	8/31/24	334,000	327,111
	United States Treasury Note/Bond	4.250%	9/30/24	169,400	168,527
	United States Treasury Note/Bond	4.375%	10/31/24	310,000	309,080
[3]	United States Treasury Note/Bond	4.250%	12/31/24	340,000	338,831
	United States Treasury Note/Bond	1.500%	2/15/25	5,600	5,269
	United States Treasury Note/Bond	1.750%	3/15/25	300,000	283,359
	United States Treasury Note/Bond	2.625%	4/15/25	431,025	414,659
	United States Treasury Note/Bond	0.250%	5/31/25	300,000	272,156
	United States Treasury Note/Bond	3.000%	7/15/25	41,750	40,432
	United States Treasury Note/Bond	3.125%	8/15/25	116,100	112,708
	United States Treasury Note/Bond	4.250%	10/15/25	59,400	59,354
	United States Treasury Note/Bond	3.875%	11/30/29	25,000	24,824
	United States Treasury Note/Bond	4.125%	11/15/32	4,000	4,080
	United States Treasury Note/Bond	4.375%	2/15/38	5,000	5,240
	United States Treasury Note/Bond	4.500%	5/15/38	8,200	8,711
					2,996,862
Nonconventional Mortgage-Backed Securities (0.6%)
[4,5]	Fannie Mae REMICS	3.000%	9/25/50–12/25/51	7,327	5,441
[4,5]	Freddie Mac REMICS	2.000%	12/25/51	351	232
[4,5]	Freddie Mac REMICS	3.000%	7/25/51–10/25/51	5,715	4,224
[4]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	1,947	1,339
[4]	Ginnie Mae REMICS	2.000%	11/20/51	2,001	1,287
[4]	Ginnie Mae REMICS	2.500%	9/20/51	4,099	3,090
[4]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	40,930	32,161
[4]	Ginnie Mae REMICS	3.500%	11/20/51	737	594
					48,368
Total U.S. Government and Agency Obligations (Cost $3,098,575)					3,045,230
Asset-Backed/Commercial Mortgage-Backed Securities (33.3%)
[4]	Ally Auto Receivables Trust Series 2019-3	1.930%	5/15/24	446	446
[4]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	12,080	11,746
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ally Auto Receivables Trust Series 2022-3	5.070%	4/15/27	13,780	13,828
[4]	Ally Auto Receivables Trust Series 2022-3	5.070%	6/15/31	4,130	4,159
[4]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	35,880	34,830
[4]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	83,250	81,304
[4]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	19,700	19,837
[4]	AmeriCredit Automobile Receivables Trust Series 2020-2	0.660%	12/18/24	821	818
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.370%	8/18/25	12,468	12,196
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	8,010	7,619
[4]	AmeriCredit Automobile Receivables Trust Series 2022-1	2.450%	11/18/26	29,820	28,673
[4,6]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	7,510	7,376
[4,6]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	3,967
[4,6]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	240	214
[4,6]	Avis Budget Rental Car Funding AESOP LLC Series 2019-2A	3.350%	9/22/25	12,150	11,731
[4]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	8,540	8,035
[4]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	18,130	17,627
[4]	BA Credit Card Trust Series 2022-A2	5.000%	4/17/28	16,760	16,902
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	440	406
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	420	390
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	30	27
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	280	258
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,031
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	4,800	4,438
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	380	362
[4]	BANK Series 2018-BNK12	4.255%	5/15/61	250	238
[4]	BANK Series 2018-BNK14	4.185%	9/15/60	445	429
[4]	BANK Series 2018-BNK14	4.231%	9/15/60	250	237
[4]	BANK Series 2019-BNK17	3.623%	4/15/52	181	170
[4]	BANK Series 2019-BNK17	3.714%	4/15/52	576	529
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	470	414
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	100	87
[4]	BANK Series 2020-BNK30	1.673%	12/15/53	700	587
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	150
[4]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	863	834
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	530	495
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	60	54
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	580	546
[4]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	374
[4]	Benchmark Mortgage Trust Series 2019-B10	3.615%	3/15/62	194	182
[4]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	846
[4]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	4,550	4,332
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	13,612
[4,7]	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	5.499%	2/25/30	249	249
[4,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	760	635
[4,6]	Canadian Pacer Auto Receivables Trust Series 2019-1A	2.960%	6/19/24	1,197	1,193
[4,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.830%	7/19/24	2,327	2,306
[4,6]	Canadian Pacer Auto Receivables Trust Series 2020-1A	1.890%	3/19/25	2,150	2,088
[4,6]	Canadian Pacer Auto Receivables Trust Series 2021-1A	0.500%	10/20/25	10,290	9,915
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	37,820	34,497
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	28,550	26,657
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,420	27,254
[4]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	56,140	54,599
[4]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	21,780	21,923
[4]	Capital One Prime Auto Receivables Trust Series 2019-1	2.560%	10/15/24	3,499	3,496
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	10,630	10,000
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	7,670	6,978
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	15,660	15,299
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	13,709
[4,6]	CARDS II Trust Series 2021-1A	0.602%	4/15/27	38,910	36,734
[4]	CarMax Auto Owner Trust Series 2019-3	2.300%	4/15/25	5,400	5,299
[4]	CarMax Auto Owner Trust Series 2019-4	2.130%	7/15/25	3,830	3,733
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	4,900	4,644
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	17,935	17,263
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	6,552
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	14,320	13,544
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	23,660	22,471
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	16,872
[4]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	11,460	11,145
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	10,965
[4]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	4,850	4,497
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	11,650	10,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	4,856
[4]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	15,500	14,890
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	490
[4]	CD Mortgage Trust Series 2016-CD1	2.926%	8/10/49	4,800	4,248
[4]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,210
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	1,130	1,032
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	650	580
[4]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	800	748
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	900	848
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	437
[4,6]	Chesapeake Funding II LLC Series 2019-2A	1.950%	9/15/31	478	478
[4,6]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	6,494	6,434
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,025
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.863%	7/10/47	255	243
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	2,250	2,165
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	808
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	4,800	4,565
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	570	537
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	475
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	727
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.789%	9/15/50	170	153
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	218
[4]	CNH Equipment Trust Series 2020-A	1.510%	4/15/27	2,310	2,205
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	10,960	10,492
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	8,769
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	10,540	10,154
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	5,460	5,227
[4]	COMM Mortgage Trust Series 2013-CR9	4.266%	7/10/45	587	583
[4,6]	COMM Mortgage Trust Series 2013-CR9	4.289%	7/10/45	3,169	3,126
[4]	COMM Mortgage Trust Series 2013-CR13	4.194%	11/10/46	837	826
[4]	COMM Mortgage Trust Series 2014-CR14	3.955%	2/10/47	20	20
[4]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	500	487
[4]	COMM Mortgage Trust Series 2014-CR17	4.174%	5/10/47	350	337
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	950	906
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.447%	8/15/48	1,261	1,194
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	834
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,131
[4]	DBJPM Mortgage Trust Series 2016-C3	2.632%	8/10/49	900	816
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	677
[4,6]	Dell Equipment Finance Trust Series 2020-2	0.570%	10/23/23	8,412	8,332
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	6,730	5,868
[4]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	52,450	50,586
[4]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	80,810	78,323
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	18,620	18,799
[4,6]	DLLAA LLC Series 2021-1A	0.670%	4/17/26	22,900	21,695
[4,6]	DLLAD LLC Series 2021-1A	0.640%	9/21/26	7,550	7,035
[4,6]	DLLMT LLC Series 2021-1A	1.000%	7/21/25	7,330	6,985
[4,6]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	4,890	4,500
[4,6]	DLLST LLC Series 2022-1A	3.690%	9/20/28	3,060	2,932
[4,6,7]	Edsouth Indenture No. 9 LLC Series 2015-1, 1M USD LIBOR + 0.800%	5.189%	10/25/56	280	277
[4,6]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	250	250
[4,6]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	7,112	6,935
[4,6]	Enterprise Fleet Financing LLC Series 2021-2	0.480%	5/20/27	7,734	7,403
[4,6]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	8,095	7,738
[4,6]	Enterprise Fleet Financing LLC Series 2022-1	3.030%	1/20/28	14,820	14,439
[4,6]	Evergreen Credit Card Trust Series 2021-1	0.900%	10/15/26	14,410	13,376
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	34,000	33,033
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	19,469	18,730
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	15,495	14,958
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	22,000	21,273
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	9,330	9,056
[4]	Ford Credit Auto Owner Trust Series 2019-A	2.850%	8/15/24	7,837	7,822
[4,6]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	7,390	6,936
[4]	Ford Credit Auto Owner Trust Series 2020-A	1.350%	7/15/25	2,660	2,570
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	18,530	17,085
[4,6]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	16,703
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	15,560	14,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	18,150	16,449
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	22,300	21,720
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,572
[4]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,647
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	4,950	4,640
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	0.700%	9/15/25	16,380	15,851
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	22,350	20,122
[4]	GM Financial Automobile Leasing Trust Series 2020-3	0.510%	10/21/24	2,451	2,444
[4]	GM Financial Automobile Leasing Trust Series 2021-2	0.410%	5/20/25	5,110	4,921
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	13,420	13,015
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-2	2.710%	8/16/24	3,598	3,591
[4]	GM Financial Consumer Automobile Receivables Trust Series 2019-4	1.760%	1/16/25	3,810	3,761
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	13,500	12,766
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	7,910	7,301
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	8,690	8,019
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	9,190	8,318
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	14,120	13,295
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,370
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	11,811
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	14,810	14,362
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,264
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	24,810	24,711
[4,6]	GMF Floorplan Owner Revolving Trust Series 2019-2	2.900%	4/15/26	8,400	8,124
[4,6]	GMF Floorplan Owner Revolving Trust Series 2020-1	0.680%	8/15/25	9,540	9,265
[4,6]	GMF Floorplan Owner Revolving Trust Series 2020-2	0.690%	10/15/25	9,760	9,408
[4,6]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,298
[4,6]	GreatAmerica Leasing Receivables Funding LLC Series 2020-1	1.760%	8/15/23	3,136	3,129
[4]	GS Mortgage Securities Corp. II Series 2018-GS10	4.155%	7/10/51	250	234
[4]	GS Mortgage Securities Trust Series 2013-GC12	3.135%	6/10/46	1,176	1,165
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	110	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.162%	9/10/47	60	57
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5	5
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	3,882	3,683
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	770	725
[4]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	4,800	4,501
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	580	527
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	140	123
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/1/52	500	427
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,056
[4]	Harley-Davidson Motorcycle Trust Series 2019-A	2.390%	11/15/26	1,786	1,785
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.870%	10/15/24	856	854
[4]	Harley-Davidson Motorcycle Trust Series 2020-A	1.930%	4/15/27	3,640	3,587
[4]	Harley-Davidson Motorcycle Trust Series 2021-A	0.370%	4/15/26	6,987	6,829
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	15,461	14,917
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	15,870	15,427
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	11,160	10,576
[4,6]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	12,330	11,360
[4,6]	Hertz Vehicle Financing III LLC Series 2022-3A	3.370%	3/25/25	16,790	16,367
[4]	Honda Auto Receivables Owner Trust Series 2020-2	1.090%	10/15/26	4,970	4,812
[4]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	8,970	8,568
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.550%	8/16/27	10,300	9,492
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	1,890	1,728
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	10,130	9,614
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	5,420	4,964
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	14,470	14,149
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	6,080	5,873
[4,6]	HPEFS Equipment Trust Series 2022-2A	3.760%	9/20/29	9,510	9,306
[4,6]	Hudson Yards Mortgage Trust Series 2019-30HY	3.228%	7/10/39	950	816
[4,6]	Hyundai Auto Lease Securitization Trust Series 2020-B	0.580%	6/17/24	4,230	4,218
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-A	0.420%	12/16/24	4,730	4,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Hyundai Auto Lease Securitization Trust Series 2021-B	0.330%	6/17/24	5,470	5,387
[4,6]	Hyundai Auto Lease Securitization Trust Series 2022-A	1.320%	12/15/25	20,330	19,381
[4,6]	Hyundai Auto Lease Securitization Trust Series 2022-B	3.500%	4/15/26	13,220	12,793
[4]	Hyundai Auto Receivables Trust Series 2019-A	2.710%	5/15/25	342	341
[4]	Hyundai Auto Receivables Trust Series 2019-B	2.000%	4/15/25	9,248	9,154
[4]	Hyundai Auto Receivables Trust Series 2020-A	1.720%	6/15/26	10,777	10,358
[4]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	8,430	8,074
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	17,030	15,627
[4]	Hyundai Auto Receivables Trust Series 2021-B	0.600%	2/16/27	11,800	10,698
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	5,140	4,844
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,790	1,619
[4]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	14,750	13,690
[4]	John Deere Owner Trust Series 2020-B	0.510%	11/15/24	5,805	5,715
[4]	John Deere Owner Trust Series 2020-B	0.720%	6/15/27	4,020	3,822
[4]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	26,445	24,805
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	3.994%	1/15/46	466	463
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	126	124
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11	2.960%	4/15/46	638	634
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	820
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	3.664%	7/15/45	2,043	2,027
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C12	4.052%	7/15/45	1,835	1,816
[4]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.199%	1/15/47	2,947	2,900
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	1,160	1,134
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	700	679
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	139	135
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	500	481
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,584
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	799	762
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.329%	11/15/48	4,800	4,628
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	600	566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	80	73
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	710	634
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	216
[4,6]	Kubota Credit Owner Trust Series 2020-1A	1.960%	3/15/24	2,243	2,229
[4,6]	Kubota Credit Owner Trust Series 2020-2A	0.590%	10/15/24	11,088	10,847
[4,6]	Kubota Credit Owner Trust Series 2020-2A	0.730%	6/15/26	4,950	4,679
[4,6]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	18,060	17,116
[4,6]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	9,626
[4,6]	Master Credit Card Trust Series 2021-1A	0.530%	11/21/25	36,840	34,603
[4,6]	Master Credit Card Trust II Series 2020-1A	1.990%	9/21/24	5,680	5,646
[4,6]	Master Credit Card Trust II Series 2022-1A	1.660%	7/21/26	15,820	14,787
[4]	Mercedes-Benz Auto Lease Trust Series 2020-B	0.500%	6/15/26	4,680	4,641
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	1,720	1,634
[4]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	26,130	26,029
[4,6]	MMAF Equipment Finance LLC Series 2017-AA	2.680%	7/16/27	919	914
[4,6]	MMAF Equipment Finance LLC Series 2018-A	3.390%	1/10/25	2,474	2,467
[4,6]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	3,550	3,440
[4,6]	MMAF Equipment Finance LLC Series 2019-A	3.080%	11/12/41	4,320	4,142
[4,6]	MMAF Equipment Finance LLC Series 2020-A	0.740%	4/9/24	2,190	2,168
[4,6]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	20,500	18,982
[4,6]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,559
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13	4.039%	11/15/46	150	147
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.384%	2/15/47	250	243
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	3.773%	4/15/47	451	448
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.051%	4/15/47	1,065	1,044
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.094%	6/15/47	465	447
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,607
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,374
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	4,098	3,891
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	200	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,609	4,428
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	900	836
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.459%	12/15/49	285	266
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	600	556
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	424
[4]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	179	171
[4]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	4,452	4,269
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	2,000	1,880
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	1,040	952
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	150	137
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	600	542
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	847
[4,6,7]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	5.139%	3/25/66	1,939	1,939
[4]	Nissan Auto Lease Trust Series 2020-B	0.490%	1/15/26	5,800	5,777
[4]	Nissan Auto Receivables Owner Trust Series 2019-B	2.540%	12/15/25	1,033	1,025
[4]	Nissan Auto Receivables Owner Trust Series 2020-A	1.700%	5/17/27	7,760	7,447
[4]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	5,030	4,849
[4,6,7]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	5.206%	1/16/60	87	87
[4,6,7]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	5.353%	6/20/60	816	813
[4,6,7]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	5.289%	8/18/60	465	463
[4,6,7]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	5.339%	11/25/65	4,092	3,942
[4,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,060	3,656
[4,6]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,940	3,720
[4,6,7]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	5.022%	12/5/59	132	131
[4,6,7]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	5.124%	4/10/50	362	362
[4,6]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	1,528	1,527
[4]	Santander Drive Auto Receivables Trust Series 2022-2	2.980%	10/15/26	17,240	16,899
[4]	Santander Drive Auto Receivables Trust Series 2022-3	3.400%	12/15/26	9,060	8,903
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.110%	8/17/26	26,770	26,212
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.490%	11/16/26	19,650	19,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Santander Retail Auto Lease Trust Series 2020-B	0.650%	12/20/24	7,950	7,668
[4,6]	Santander Retail Auto Lease Trust Series 2021-B	0.510%	8/20/24	14,540	14,069
[4,6]	Santander Retail Auto Lease Trust Series 2021-B	0.540%	6/20/25	7,460	7,052
[4,6]	Santander Retail Auto Lease Trust Series 2021-C	0.590%	3/20/26	5,340	5,045
[4,6]	Santander Retail Auto Lease Trust Series 2022-B	3.280%	11/20/25	27,920	27,130
[4,6]	Santander Retail Auto Lease Trust Series 2022-B	3.330%	10/20/26	14,630	14,037
[4,6]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	112	108
[4,6]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	298	284
[4,6]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	642	617
[4,6]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	1,250	1,169
[4,6]	SoFi Professional Loan Program LLC Series 2017-A	2.400%	3/26/40	125	124
[4,6,7]	SoFi Professional Loan Program LLC Series 2017-A, 1M USD LIBOR + 0.700%	5.089%	3/26/40	148	148
[4,6]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	49	49
[4,6]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	107	102
[4,6]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	22	22
[4,6]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	122	118
[4]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	38,480	37,051
[4]	Synchrony Card Funding LLC Series 2022-A2	3.860%	7/15/28	28,500	27,787
[4,6]	Tesla Auto Lease Trust Series 2020-A	0.680%	12/20/23	356	355
[4,6]	Tesla Auto Lease Trust Series 2020-A	0.780%	12/20/23	1,230	1,227
[4,6]	Tesla Auto Lease Trust Series 2021-B	0.600%	9/22/25	8,970	8,446
[4,6]	Tesla Auto Lease Trust Series 2021-B	0.630%	9/22/25	4,620	4,330
[4,6]	T-Mobile US Trust Series 2022-1A	4.910%	5/22/28	23,280	23,194
[4,6]	Toyota Auto Loan Extended Note Trust Series 2019-1A	2.560%	11/25/31	900	868
[4,6]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	12,235
[4,6]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	28,415
[4,6]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	25,700	24,138
[4]	Toyota Auto Receivables Owner Trust Series 2019-A	3.000%	5/15/24	2,194	2,191
[4]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	8,300	8,071
[4]	Toyota Auto Receivables Owner Trust Series 2020-B	1.660%	9/15/25	5,220	5,043
[4]	Toyota Auto Receivables Owner Trust Series 2020-C	0.570%	10/15/25	7,770	7,360
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	19,620	18,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	15,170	13,668
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	6,900	6,200
[4]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	14,960	13,685
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	27,030	26,150
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,355
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	20,290	19,709
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,600
[4]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,613
[4,6]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	14,103
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	4,457	4,092
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,378
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.460%	4/15/52	214	198
[4,6]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	70
[4]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	60	59
[4]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	40,190	37,788
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	11,230	10,472
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	28,530	26,576
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	16,200	15,653
[4]	Verizon Master Trust Series 2022-7	5.230%	11/22/27	17,700	17,779
[4]	Volkswagen Auto Loan Enhanced Trust Series 2020-1	1.260%	8/20/26	4,010	3,869
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	14,210	13,486
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	9,200	8,392
[4,6]	Volvo Financial Equipment LLC Series 2020-1A	0.510%	10/15/24	11,438	11,218
[4,6]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	4,000	3,766
[4]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.296%	7/15/46	350	345
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,188
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	665
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	280	253
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	844
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	260	243
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	479
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	173
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,073
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,315
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	246	229
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	530	502
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	221
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	280	270
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	230	219
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,178
[4]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.153%	8/15/46	526	517
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	139	134
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	1,584	1,528
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	3.766%	3/15/47	40	39
[4]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	500	490
[4,6]	Wheels Fleet Lease Funding LLC Series 2022-1A	2.470%	10/18/36	16,249	15,831
[4,6]	Wheels SPV 2 LLC Series 2020-1A	0.510%	8/20/29	1,911	1,888
[4,6]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	3,000	2,884
[4]	World Omni Auto Receivables Trust Series 2019-A	3.220%	6/16/25	5,338	5,329
[4]	World Omni Auto Receivables Trust Series 2020-A	1.100%	4/15/25	325	321
[4]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	7,420	7,002
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	16,350	15,196
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	13,360	12,774
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	11,160	10,610
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	8,060	7,318
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	12,487
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	13,774
[4]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	11,060	10,703
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	11,930	11,427
[4]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,438
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.420%	8/15/24	9,330	9,073
[4]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	7,190	6,839
[4]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.210%	2/18/25	3,920	3,817

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Automobile Lease Securitization Trust Series 2022-A	3.340%	6/15/27	6,420	6,171
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,036,989)					2,903,880
Corporate Bonds (25.2%)
Communications (0.8%)
	Comcast Corp.	3.375%	2/15/25	1,000	970
	Comcast Corp.	5.250%	11/7/25	8,000	8,109
[8]	Comcast Corp.	0.000%	9/14/26	3,839	3,586
	Meta Platforms Inc.	3.500%	8/15/27	10,964	10,218
[6]	NTT Finance Corp.	0.583%	3/1/24	9,045	8,579
[6]	NTT Finance Corp.	1.162%	4/3/26	18,891	16,719
[4]	Ooredoo International Finance Ltd.	3.250%	2/21/23	15,790	15,753
[4,8]	Sky Ltd.	2.500%	9/15/26	2,570	2,636
					66,570
Consumer Discretionary (2.7%)
	Amazon.com Inc.	4.700%	11/29/24	40,000	39,982
	Amazon.com Inc.	4.600%	12/1/25	40,000	39,950
[4]	American Honda Finance Corp.	3.550%	1/12/24	1,500	1,480
[4]	American Honda Finance Corp.	0.550%	7/12/24	9,070	8,481
[4]	American Honda Finance Corp.	0.750%	8/9/24	9,925	9,284
[4]	American Honda Finance Corp.	1.500%	1/13/25	1,000	936
	Home Depot Inc.	2.700%	4/15/25	5,000	4,791
	Home Depot Inc.	4.000%	9/15/25	4,555	4,498
	Honda Motor Co. Ltd.	2.271%	3/10/25	10,715	10,146
[4,8]	Toyota Finance Australia Ltd.	0.064%	1/13/25	2,400	2,398
	Toyota Motor Credit Corp.	2.500%	3/22/24	26,300	25,523
[4]	Toyota Motor Credit Corp.	0.500%	6/18/24	50,000	46,912
	Toyota Motor Credit Corp.	0.625%	9/13/24	880	819
[4]	Toyota Motor Credit Corp.	4.400%	9/20/24	11,150	11,056
[4]	Toyota Motor Credit Corp.	1.450%	1/13/25	7,085	6,636
[4]	Toyota Motor Credit Corp.	3.650%	8/18/25	26,150	25,435
					238,327
Consumer Staples (1.2%)
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,790	2,798
[8]	Coca-Cola Co.	1.875%	9/22/26	1,550	1,576
	Colgate-Palmolive Co.	3.100%	8/15/25	4,760	4,607
	Kimberly-Clark Corp.	3.050%	8/15/25	7,920	7,610
[6]	Nestle Holdings Inc.	4.000%	9/12/25	10,000	9,859
[4,8]	PepsiCo Inc.	2.625%	4/28/26	2,117	2,216
	PepsiCo Inc.	3.600%	2/18/28	3,760	3,612
	Philip Morris International Inc.	5.125%	11/15/24	25,440	25,462
	Philip Morris International Inc.	3.375%	8/11/25	5,500	5,281
	Philip Morris International Inc.	5.000%	11/17/25	20,175	20,278
	Target Corp.	3.500%	7/1/24	13,000	12,744
[4,8]	Unilever Finance Netherlands BV	1.250%	3/25/25	2,400	2,456
	Walmart Inc.	3.900%	9/9/25	10,000	9,854
					108,353
Energy (1.0%)
	Chevron Corp.	3.326%	11/17/25	10,000	9,673
	EOG Resources Inc.	3.150%	4/1/25	10,000	9,649
[8]	Exxon Mobil Corp.	0.142%	6/26/24	2,200	2,246
	Exxon Mobil Corp.	2.709%	3/6/25	15,000	14,352
	Exxon Mobil Corp.	2.992%	3/19/25	13,600	13,110
[6]	Harvest Operations Corp.	4.200%	6/1/23	2,000	1,993
[4]	Harvest Operations Corp.	1.000%	4/26/24	4,125	3,894
[6]	SA Global Sukuk Ltd.	0.946%	6/17/24	2,316	2,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	SA Global Sukuk Ltd.	0.946%	6/17/24	23,000	21,615
	Shell International Finance BV	3.250%	5/11/25	4,500	4,362
[4,8]	Shell International Finance BV	2.500%	3/24/26	2,117	2,197
					85,268
Financials (13.5%)
	American Express Co.	3.400%	2/22/24	3,039	2,985
	American Express Co.	3.375%	5/3/24	8,424	8,257
	American Express Co.	2.250%	3/4/25	4,900	4,629
	American Express Co.	3.950%	8/1/25	22,500	22,050
[6]	Athene Global Funding	0.950%	1/8/24	4,445	4,231
[6]	Athene Global Funding	0.914%	8/19/24	1,440	1,321
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	10,000	10,035
	Banco Santander SA	2.706%	6/27/24	10,000	9,599
[4]	Bank of America Corp.	4.125%	1/22/24	8,000	7,928
	Bank of America Corp.	1.843%	2/4/25	21,000	20,116
	Bank of America Corp.	0.976%	4/22/25	20,000	18,746
[4]	Bank of America Corp.	3.875%	8/1/25	5,000	4,868
[4]	Bank of America Corp.	1.530%	12/6/25	10,000	9,225
[4]	Bank of America Corp.	2.015%	2/13/26	9,753	9,043
[4]	Bank of America Corp.	3.384%	4/2/26	14,500	13,844
[4]	Bank of America Corp.	1.319%	6/19/26	4,763	4,290
	Bank of America Corp.	4.827%	7/22/26	34,000	33,619
	Bank of America Corp.	1.734%	7/22/27	7,000	6,136
[4]	Bank of Montreal	3.300%	2/5/24	5,234	5,136
[4]	Bank of Montreal	2.150%	3/8/24	25,000	24,163
[4]	Bank of Montreal	0.625%	7/9/24	13,530	12,642
[4]	Bank of Montreal	3.700%	6/7/25	3,000	2,911
[4]	Bank of New York Mellon	5.224%	11/21/25	10,350	10,341
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,300	14,094
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,217
	Bank of Nova Scotia	0.650%	7/31/24	4,090	3,813
	Bank of Nova Scotia	5.250%	12/6/24	5,000	5,005
	Bank of Nova Scotia	1.450%	1/10/25	6,400	5,956
	Bank of Nova Scotia	3.450%	4/11/25	16,200	15,612
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,208
[8]	Berkshire Hathaway Inc.	0.000%	3/12/25	2,400	2,378
[8]	Berkshire Hathaway Inc.	1.125%	3/16/27	900	865
[6]	BNP Paribas SA	3.800%	1/10/24	5,000	4,914
	BPCE SA	4.000%	4/15/24	6,241	6,135
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	3,000	2,933
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	5,828
	Charles Schwab Corp.	1.150%	5/13/26	10,000	8,890
[4]	Citigroup Inc.	3.352%	4/24/25	6,085	5,899
	Citigroup Inc.	4.140%	5/24/25	3,000	2,954
	Citigroup Inc.	1.281%	11/3/25	2,000	1,842
	Citigroup Inc.	2.014%	1/25/26	4,975	4,607
[4,8]	Cooperatieve Rabobank UA	0.625%	2/27/24	3,100	3,219
	Cooperatieve Rabobank UA	3.875%	8/22/24	845	830
[6]	Corebridge Global Funding	0.650%	6/17/24	7,000	6,537
[4,8]	Credit Suisse AG	1.500%	4/10/26	2,400	2,218
[6]	Danske Bank A/S	0.976%	9/10/25	3,360	3,062
[6]	F&G Global Funding	0.900%	9/20/24	2,244	2,054
[6]	F&G Global Funding	1.750%	6/30/26	2,361	2,105
[6]	Five Corners Funding Trust	4.419%	11/15/23	4,506	4,463
[4,8]	Goldman Sachs Group Inc.	2.875%	6/3/26	1,350	1,405
	HSBC Holdings plc	0.976%	5/24/25	10,000	9,251
	HSBC Holdings plc	2.999%	3/10/26	5,340	5,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	HSBC Holdings plc	1.645%	4/18/26	2,385	2,154
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,401
	HSBC Holdings plc	7.390%	11/3/28	5,425	5,694
	Intercontinental Exchange Inc.	3.650%	5/23/25	7,800	7,634
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,830
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	20,000	19,872
	JPMorgan Chase & Co.	0.563%	2/16/25	3,375	3,183
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	38,468	37,388
	JPMorgan Chase & Co.	0.824%	6/1/25	5,720	5,335
	JPMorgan Chase & Co.	0.969%	6/23/25	7,500	6,994
	JPMorgan Chase & Co.	3.900%	7/15/25	10,000	9,785
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	2,767	2,605
	JPMorgan Chase & Co.	1.561%	12/10/25	15,000	13,879
[4]	JPMorgan Chase & Co.	2.083%	4/22/26	10,000	9,279
	JPMorgan Chase & Co.	4.080%	4/26/26	8,500	8,264
	JPMorgan Chase & Co.	4.851%	7/25/28	6,728	6,568
[4]	KeyBank NA	4.150%	8/8/25	3,300	3,227
[6]	Kookmin Bank	2.125%	2/15/25	25,000	23,377
	Legg Mason Inc.	3.950%	7/15/24	5,000	4,906
[6]	LSEGA Financing plc	0.650%	4/6/24	4,135	3,884
[6]	Macquarie Group Ltd.	1.201%	10/14/25	35,000	32,106
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	4,650	4,679
[6]	Metropolitan Life Global Funding I	0.400%	1/7/24	4,210	4,014
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,711	2,538
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	4,812	4,370
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	3,500	3,462
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	11,915	11,074
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	10,000	9,936
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,900	3,586
[4]	Morgan Stanley	0.791%	1/22/25	22,500	21,308
	Morgan Stanley	3.620%	4/17/25	10,000	9,754
	Morgan Stanley	0.790%	5/30/25	16,600	15,467
[4]	Morgan Stanley	2.720%	7/22/25	2,854	2,730
[4]	Morgan Stanley	1.164%	10/21/25	10,000	9,201
[4]	Morgan Stanley	2.188%	4/28/26	15,000	13,920
[8]	Morgan Stanley	2.103%	5/8/26	1,333	1,360
	Morgan Stanley	4.679%	7/17/26	6,000	5,903
	Morgan Stanley	6.138%	10/16/26	8,000	8,181
[4,7]	Morgan Stanley, SOFR + 0.466%	4.766%	11/10/23	30,630	30,510
[6]	National Securities Clearing Corp.	0.750%	12/7/25	10,000	8,871
[6]	NongHyup Bank	0.875%	7/28/24	20,000	18,664
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,201
	PNC Financial Services Group Inc.	3.500%	1/23/24	2,070	2,038
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,000	5,061
	Progressive Corp.	2.500%	3/15/27	2,100	1,926
[4]	Royal Bank of Canada	2.550%	7/16/24	1,940	1,872
[4]	Royal Bank of Canada	3.970%	7/26/24	15,250	15,041
[4]	Royal Bank of Canada	0.750%	10/7/24	6,656	6,190
[4]	Royal Bank of Canada	1.600%	1/21/25	8,000	7,482
	Royal Bank of Canada	3.375%	4/14/25	7,600	7,359
[4]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,163
[6]	Royal Bank of Canada	4.784%	12/12/25	24,900	24,797
	Royal Bank of Canada	1.200%	4/27/26	4,960	4,415
[4]	Royal Bank of Canada	1.150%	7/14/26	5,350	4,713
	Royal Bank of Canada	3.625%	5/4/27	2,100	1,999
[6]	Security Benefit Global Funding	1.250%	5/17/24	14,420	13,520
[6]	Skandinaviska Enskilda Banken AB	0.650%	9/9/24	15,000	13,875
	State Street Corp.	2.901%	3/30/26	15,273	14,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	900	856
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	7,892	7,503
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	12,147	11,069
[6]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	3,450	3,254
[6]	Svenska Handelsbanken AB	0.550%	6/11/24	28,500	26,704
	Toronto-Dominion Bank	0.550%	3/4/24	4,730	4,492
[4]	Toronto-Dominion Bank	2.350%	3/8/24	18,672	18,108
[4,8]	Toronto-Dominion Bank	0.375%	4/25/24	865	891
[4]	Toronto-Dominion Bank	2.650%	6/12/24	1,225	1,186
[4]	Toronto-Dominion Bank	0.700%	9/10/24	10,000	9,307
[4]	Toronto-Dominion Bank	4.285%	9/13/24	8,000	7,902
	Toronto-Dominion Bank	3.766%	6/6/25	10,770	10,452
[4]	Toronto-Dominion Bank	1.250%	9/10/26	24,300	21,242
[4]	Truist Bank	1.500%	3/10/25	440	408
[4]	Truist Financial Corp.	2.500%	8/1/24	11,215	10,769
[4]	Truist Financial Corp.	4.260%	7/28/26	10,000	9,837
[4,7,9]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	3.956%	7/30/25	15,000	10,181
[4,8]	US Bancorp	0.850%	6/7/24	4,292	4,431
	US Bancorp	5.727%	10/21/26	8,330	8,490
	US Bancorp	4.548%	7/22/28	19,400	19,006
	Visa Inc.	3.150%	12/14/25	26,270	25,336
[8]	Visa Inc.	1.500%	6/15/26	2,865	2,877
[4]	Wells Fargo & Co.	3.750%	1/24/24	8,850	8,736
[4,8]	Wells Fargo & Co.	0.500%	4/26/24	4,025	4,144
[4]	Wells Fargo & Co.	0.805%	5/19/25	2,750	2,575
[4]	Wells Fargo & Co.	3.550%	9/29/25	3,788	3,644
[4,8]	Westpac Securities NZ Ltd.	0.427%	12/14/26	2,100	1,951
					1,172,843
Health Care (0.9%)
	Bristol-Myers Squibb Co.	2.900%	7/26/24	5,000	4,858
	Merck & Co. Inc.	2.750%	2/10/25	32,027	30,702
[6]	Roche Holdings Inc.	1.882%	3/8/24	20,000	19,297
[6]	Roche Holdings Inc.	2.132%	3/10/25	9,925	9,391
	UnitedHealth Group Inc.	0.550%	5/15/24	4,800	4,531
	UnitedHealth Group Inc.	3.750%	7/15/25	10,000	9,788
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,650
					80,217
Industrials (2.2%)
	3M Co.	2.650%	4/15/25	900	860
[4]	Caterpillar Financial Services Corp.	2.150%	11/8/24	6,120	5,835
[4]	Caterpillar Financial Services Corp.	4.900%	1/17/25	10,000	10,016
[4]	Caterpillar Financial Services Corp.	3.400%	5/13/25	20,000	19,450
[4]	Caterpillar Financial Services Corp.	1.450%	5/15/25	5,000	4,645
	Deere & Co.	2.750%	4/15/25	20,000	19,214
	General Dynamics Corp.	3.250%	4/1/25	900	873
	Honeywell International Inc.	1.350%	6/1/25	10,000	9,251
[4]	John Deere Capital Corp.	1.250%	1/10/25	1,000	936
[4]	John Deere Capital Corp.	2.125%	3/7/25	13,570	12,838
[4]	John Deere Capital Corp.	3.400%	6/6/25	8,315	8,076
	Lockheed Martin Corp.	4.950%	10/15/25	4,280	4,311
	Lockheed Martin Corp.	3.550%	1/15/26	12,190	11,841
[4]	PACCAR Financial Corp.	3.150%	6/13/24	13,335	13,016
[4]	PACCAR Financial Corp.	3.550%	8/11/25	10,000	9,734
	Rockwell Automation Inc.	2.875%	3/1/25	20,000	19,215
[6]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	9,445	8,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Siemens Financieringsmaatschappij NV	3.250%	5/27/25	31,218	30,129
	United Parcel Service Inc.	3.900%	4/1/25	900	887
					190,100
Materials (0.2%)
[6]	Georgia-Pacific LLC	0.625%	5/15/24	15,265	14,348
Real Estate (0.8%)
	Camden Property Trust	4.250%	1/15/24	3,890	3,839
	Public Storage	1.500%	11/9/26	2,200	1,960
[7]	Public Storage, SOFR + 0.470%	4.800%	4/23/24	6,465	6,417
	Realty Income Corp.	4.600%	2/6/24	2,500	2,483
	Realty Income Corp.	3.875%	4/15/25	10,000	9,778
[4,10]	Realty Income Corp.	1.875%	1/14/27	697	727
[10]	Realty Income Corp.	1.125%	7/13/27	1,300	1,286
	Simon Property Group LP	3.750%	2/1/24	9,346	9,209
	Simon Property Group LP	2.000%	9/13/24	6,140	5,838
	Simon Property Group LP	3.375%	10/1/24	16,740	16,254
	Simon Property Group LP	3.500%	9/1/25	10,000	9,591
					67,382
Technology (1.4%)
	Analog Devices Inc.	2.950%	4/1/25	5,000	4,802
[7]	Analog Devices Inc., SOFR + 0.250%	4.588%	10/1/24	25,000	24,624
	Apple Inc.	1.125%	5/11/25	10,000	9,215
	Intel Corp.	3.400%	3/25/25	5,000	4,868
	Intuit Inc.	0.950%	7/15/25	5,000	4,553
	Microsoft Corp.	2.700%	2/12/25	10,000	9,619
	NVIDIA Corp.	0.584%	6/14/24	64,836	61,166
	PayPal Holdings Inc.	2.400%	10/1/24	6,100	5,843
					124,690
Utilities (0.5%)
	Atlantic City Electric Co.	3.375%	9/1/24	15,000	14,459
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	2,565	2,528
[4]	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/31	5,365	4,337
	Florida Power & Light Co.	2.850%	4/1/25	900	862
[6]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	3,565	3,409
[4]	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	10,000	9,383
[4]	PG&E Recovery Funding LLC	5.045%	7/15/32	8,000	8,022
	Southern California Gas Co.	3.150%	9/15/24	1,100	1,071
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,000	2,021
					46,092
Total Corporate Bonds (Cost $2,288,994)					2,194,190
Sovereign Bonds (4.6%)
[4]	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	543	542
[4]	Arab Petroleum Investments Corp.	4.125%	9/18/23	5,882	5,843
[4,6]	CDP Financial Inc.	3.150%	7/24/24	1,750	1,706
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,890
	Corp. Andina de Fomento	1.250%	10/26/24	24,000	22,292
[4,6,11]	Dexia Credit Local SA	3.250%	9/26/23	50,000	49,362
	Equinor ASA	2.650%	1/15/24	2,000	1,952
	Equinor ASA	1.750%	1/22/26	5,000	4,573
	Export-Import Bank of Korea	4.000%	9/15/24	33,333	32,773
	Export-Import Bank of Korea	1.250%	1/18/25	80,000	74,176
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	23,773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,12]	Japan Bank for International Cooperation	2.500%	5/23/24	5,000	4,837
	Korea Development Bank	0.500%	10/27/23	24,000	23,189
	Korea Development Bank	3.750%	1/22/24	10,000	9,877
[4]	Korea Development Bank	1.750%	2/18/25	7,000	6,540
	Korea Development Bank	2.000%	2/24/25	20,000	18,785
[4,6]	Korea Electric Power Corp.	3.625%	6/14/25	18,667	17,963
[4,6]	Korea National Oil Corp.	1.750%	4/18/25	24,000	22,150
[4]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,429
[4,6]	QatarEnergy Trading LLC	1.375%	9/12/26	7,798	6,922
[4]	Republic of Chile	2.750%	1/31/27	13,569	12,489
[4]	Republic of Poland	5.500%	11/16/27	2,500	2,568
[4,6]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,000	2,886
[4]	Saudi Arabian Oil Co.	2.875%	4/16/24	14,850	14,393
[4,6]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,994
[4,6]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	18,907
Total Sovereign Bonds (Cost $419,977)					397,811
Taxable Municipal Bonds (0.9%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	52,105
	University of California Revenue	0.883%	5/15/25	27,000	24,763
Total Taxable Municipal Bonds (Cost $83,750)					76,868

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (4.4%)
[13]	Vanguard Market Liquidity Fund (Cost $387,203)	4.334%	3,872,500	387,211
Total Investments (103.4%) (Cost $9,315,488)				9,005,190
Other Assets and Liabilities—Net (-3.4%)				(298,080)
Net Assets (100%)				8,707,110
Cost is in $000.
1	Securities with a value of $5,912,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $1,265,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2022.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $1,175,311,000, representing 13.5% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in British pounds.
11	Guaranteed by multiple countries.
12	Guaranteed by the Government of Japan.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2023	2,174	445,840	(925)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2023	(248)	(26,767)	292
10-Year U.S. Treasury Note	March 2023	(305)	(34,250)	418
Euro-Bobl	March 2023	(150)	(18,586)	573
Euro-Schatz	March 2023	(121)	(13,654)	146
Long Gilt	March 2023	(9)	(1,087)	60
Long U.S. Treasury Bond	March 2023	(154)	(19,303)	186
Ultra 10-Year U.S. Treasury Note	March 2023	(91)	(10,764)	162
Ultra Long U.S. Treasury Bond	March 2023	(205)	(27,534)	923
				2,760
				1,835

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	1/31/23	AUD	106,535	USD	73,238	—	(618)
Bank of Montreal	1/31/23	EUR	957	USD	1,020	6	—
Standard Chartered Bank	1/31/23	EUR	957	USD	1,013	13	—
Royal Bank of Canada	1/31/23	EUR	426	USD	454	3	—
Morgan Stanley Capital Services LLC	1/31/23	USD	84,610	AUD	125,109	—	(671)
Bank of Montreal	1/31/23	USD	24,097	EUR	22,589	—	(131)
Standard Chartered Bank	1/31/23	USD	23,906	EUR	22,589	—	(322)
State Street Bank & Trust Co.	1/31/23	USD	2,811	GBP	2,297	32	—
						54	(1,742)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	12/20/27	MSCS	1,920	1.000	(7)	(41)	34	—
1 Periodic premium received/paid quarterly.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2022, counterparties had deposited in segregated accounts cash of $251,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,045,230	—	3,045,230
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,903,880	—	2,903,880
Corporate Bonds	—	2,194,190	—	2,194,190
Sovereign Bonds	—	397,811	—	397,811
Taxable Municipal Bonds	—	76,868	—	76,868
Temporary Cash Investments	387,211	—	—	387,211
Total	387,211	8,617,979	—	9,005,190

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,760	—	—	2,760
Forward Currency Contracts	—	54	—	54
Swap Contracts	—	34	—	34
Total	2,760	88	—	2,848
Liabilities
Futures Contracts[1]	925	—	—	925
Forward Currency Contracts	—	1,742	—	1,742
Total	925	1,742	—	2,667
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.